Trade and Other Payables (Details) - Schedule of trade and other payables - AUD ($)	Jun. 30, 2022	Jun. 30, 2021
Schedule Of Trade And Other Payables Abstract
Trade creditors	$ 2,689,098	$ 1,448,546
Accrued research and development expenses	2,066,500	714,677
Accrued professional fees	185,362	155,797
Other accrued expenses	107,929	149,644
Other payables	57,622	33,845
Total	$ 5,106,511	$ 2,502,509